LIBERTY S & P 500 INDEX FUND, VARIABLE SERIES
                                  (the "Fund")
                   Supplement to Prospectus dated May 1, 2004
                              Class A and B Shares


Effective immediately, the information in the charts under the headings "Annual Fund Operating Expenses" and "Example Expenses" is being replaced in its entirety with the following:

   Annual Fund Operating  Expenses  (deducted directly from Fund assets)

                                                                Class A
  Management fee (1)  (%)                                        0.20
  -------------------------------------------------------- -----------------
  -------------------------------------------------------- -----------------
  Distribution and service (12b-1) fees (%)                      0.00
  -------------------------------------------------------- -----------------
  -------------------------------------------------------- -----------------
  Other expenses  (%)                                            0.32
  -------------------------------------------------------- -----------------
  Total annual fund operating expenses (%)                       0.52

(1) Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.

   Example Expenses  (your actual costs may be higher or lower)

Example expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The table uses the following hypothetical conditions:

o        $10,000  initial investment
o        5% total return for each year
o        Fund operating expenses remain the same
o        Reinvestment of dividends and distributions


              1 Year                3 Years                   5 Years                   10 Years

Class A          $53                  $167                      $291                       $653


   Annual Fund Operating  Expenses  (deducted directly from Fund assets)

                                                                Class B
  Management fee (1)  (%)                                        0.20
  -------------------------------------------------------- -----------------
  -------------------------------------------------------- -----------------
  Distribution and service (12b-1) fees (2) (%)                  0.25
  -------------------------------------------------------- -----------------
  -------------------------------------------------------- -----------------
  Other expenses  (%)                                            0.32
  -------------------------------------------------------- -----------------
  Total annual fund operating expenses (2) (%)                   0.77

(1) Management fees have been restated to reflect contractual changes to the management fee for the Fund effective November 1, 2004.
(2) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class B shares so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.75%. If this waiver were reflected in the table, the 12b-1 fee for Class B shares would be 0.23% and total annual fund operating expenses for Class B shares would be 0.75%. This arrangement may be modified or terminated by the distributor at any time.

   Example Expenses  (your actual costs may be higher or lower)

Example expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnote to the Annual Fund Operating Expenses table. The Example Expenses do not reflect any insurance-related charges or expenses. If these charges or expenses had been included, the expenses shown would have been higher. The table uses the following hypothetical conditions:

o        $10,000  initial investment
o        5% total return for each year
o        Fund operating expenses remain the same
o        Reinvestment of dividends and distributions


              1 Year                3 Years                   5 Years                   10 Years

Class B          $79                  $246                      $428                       $954



                                                                 March 18, 2005

                       COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES
                                   (the "Small Cap Fund")
                       Supplement to Prospectuses dated May 1, 2004


The following language is added to the section The Funds: Principal Investment
Strategies:

The Fund may invest in REITs.

The following language replaces the last sentence in the first paragraph under the section The Funds: Principal Investment Strategies:

The Fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts.

The following language is added to the section The Funds: Principal Investment
Risks:

The Fund may invest in real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. REITs also may include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of REITs are affected by changes in the value of the underlying property owned by the REITs. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.



                                                               March 18, 2005

                      LIBERTY SELECT VALUE FUND, VARIABLE SERIES
                              (the "Select Value Fund")
                     Supplement to Prospectuses dated May 1, 2004


The following language is added to the section The Funds: Principal Investment
Strategies:

The Fund may invest in REITs.

The Fund may invest up to 20% of its assets in foreign securities, including American Depositary Receipts.

The following language is added to the section The Funds: Principal Investment
Risks:

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

The Fund may invest in real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. REITs also may include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of REITs are affected by changes in the value of the underlying property owned by the REITs. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.



                                                            March 18, 2005

                 COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES
                          (the "Small Cap Value Fund")
                   LIBERTY SELECT VALUE FUND, VARIABLE SERIES
                            (the "Select Value Fund")
     Supplement to the Statement of Additional Information dated May 1, 2004

1. The first paragraph under the section Description of Certain Investments; REITs is replaced in its entirety as follows:

         The Real Estate Fund, Small Cap Value Fund and Select Value Fund may invest without limit in real estate investment trusts ("REITs"). The Growth & Income Fund may invest up to 10% of its net assets in REITs. REITs pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.

2. The paragraph under the section Description of Certain Investments; American, European and Continental Depositary Receipts is replaced in its entirety as follows:

American, European, Continental and Global Depositary Receipts

         The Growth & Income Fund may invest up to 10% of its total assets and the Small Cap Value Fund and the Select Value Fund may invest up to 20% of their total assets in ADRs, EDRs and CDRs. American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

3. The following paragraph is added to the section Description of Certain Investments after the paragraph Investment Company Securities:

Exchange-traded funds ("ETFs").

         The Small Cap Value Fund and Select Value Fund may invest, to the extent permitted under the 1940 Act in ETFs, which are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

         ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

         The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

4. The paragraph under the section Description of Certain Investments; Money Market Instruments; Bank and Savings and Loan Obligations is replaced in its entirety as follows:

         Bank and Savings and Loan Obligations. These include certificates of deposit, bankers' acceptances, and time deposits. Certificates of deposit generally are short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Bankers acceptances are time drafts drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (e.g., to finance the import, export, transfer, or storage of goods). With a bankers' acceptance, the borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are generally short-term, interest-bearing negotiable obligations issued by commercial banks against funds deposited in the issuing institutions. With the exception of the Select Value Fund, the Funds will not invest in any security issued by a commercial bank or a savings and loan association unless the bank or savings and loan association is organized and operating in the United States, has total assets of at least one billion dollars, and is a member of the Federal Deposit Insurance Corporation ("FDIC"), in the case of banks, or insured by the FDIC in the case of savings and loan associations; provided, however, that such limitation will not prohibit investments in foreign branches of domestic banks which meet the foregoing requirements. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to each Fund's limitation on purchases of illiquid securities described under "Investment Restrictions" above.


                                                               March 18, 2005